Net Loss Per Share Attributable to Common Stockholders	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Net Loss Per Share Attributable to Common Stockholders [Abstract]
Net Loss Per Share Attributable to Common Stockholders

15. Net Loss Per Share Attributable to Common Stockholders

Basic net loss per share attributable to the Company’s common stockholders is computed by dividing the net loss attributable to the Company’s common stockholders by the weighted-average number of shares of common stock outstanding during the period. Diluted net loss per share is the same as basic net loss per share for all periods presented because the effects of potentially dilutive items were anti-dilutive given the Company’s net loss position in each period presented.

In connection with the Merger, all outstanding shares of Legacy Ionetix common stock and redeemable convertible preferred stock were converted into shares of the Company’s common stock based on the Conversion Ratio. In addition, all outstanding Legacy Ionetix options and warrants were assumed by the Company and converted into options and warrants, respectively, to purchase shares of the Company’s common stock, with the number of underlying shares and exercise price adjusted based on the Conversion Ratio. The weighted-average shares outstanding and net loss per share for periods prior to the Merger have been retroactively adjusted to reflect the Conversion Ratio.

The following table presents the calculation of basic and diluted net loss per share for the three and six months ended June 30, 2026 and 2025:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Net loss attributable to common stockholders	$(15,299)	$(7,990)	$(22,240)	$(10,381)
Weighted-average shares outstanding, basic and diluted	101,625,767	12,705,266	58,401,952	12,659,799
Net loss per share, basic and diluted	$(0.15)	$(0.63)	$(0.38)	$(0.82)

The following outstanding potential shares of common stock were excluded from the calculation of diluted net loss per share because their effect would have been anti-dilutive for the periods presented:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Redeemable convertible preferred stock	—	50,445,085	—	50,445,085
Outstanding stock options	6,588,540	7,664,190	6,588,540	7,664,190
Preferred stock warrants	—	110,308	—	110,308
Common stock warrants	4,581,027	3,648,890	4,581,027	3,648,890
Convertible notes	—	3,852,244	—	3,852,244
SAFE liabilities	—	13,634,812	—	13,634,812
Total	11,169,567	79,355,529	11,169,567	79,355,529

17.	Net Loss Attributable to Common Stockholders

Basic net loss per share attributable to the Company’s common stockholders is computed by dividing the net loss attributable to the Company’s common stockholders by the weighted-average number of shares of common stock outstanding during the period. Diluted net loss per share is the same as basic net loss per share for all years presented because the effects of potentially dilutive items were anti-dilutive given the Company’s net loss position in each period presented.

The following table presents the calculation of basic and diluted net loss per share:

	2025	2024
Net loss attributable to common stockholders	$(39,671)	$(30,064)
Weighted-average shares outstanding, basic and diluted	25,623,837	24,785,935
Net loss per share, basic and diluted	$(1.55)	$(1.21)

The following outstanding potential shares of common stock were excluded from the calculation of diluted net loss per share because their effect would have been anti-dilutive for the periods presented:

	2025	2024
Redeemable convertible preferred stock	145,182,811	100,608,468
Outstanding stock options	14,162,648	12,773,588
Preferred stock warrants	110,000	220,000
Common stock warrants	7,277,404	7,277,404
Convertible notes	—	7,399,609
SAFE liability	2,769,366	24,473,244
Total	169,502,229	152,752,313